Investment Strategy	Aug. 17, 2026
Tema Power Semiconductor ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are Power Semiconductor Companies.

The Adviser deems a company to be a “Power Semiconductor Company” if i) at least 50% of its annual revenue is related to the development, design, distribution, manufacturing, or production of manufacturing/test equipment of one or more of the following power semiconductor products; ii) its primary business is related to the development, design, distribution, or production of manufacturing/test equipment of one or more of the following power semiconductor products but it does not currently generate revenues, and/or (iii) less than 50% of its annual revenue is related to the development, design, distribution, or production of manufacturing/test equipment of one or more of the following power semiconductor products but has publicly disclosed that one or more of the following power semiconductor products is a strategic focus:

-	Gallium Nitride (GaN) semiconductor products such as power transistors including substrates/wafers.

-	SiC based semiconductor products such as metal-oxide-semiconductor field-effect transistors (MOSFETs) and including substrates/wafers.

-	Wide bandgap semiconductors

-	All silicon-based semiconductor products used for power applications

-	Discrete analog semiconductors

-	Power management integrated circuits (ICs) and general power electronics

-	Power MOSFETs, Insulated Gate Bipolar Transistors (IGBTs)

-	Power diodes and rectifiers used to convert AC to DC current, Silicon controlled rectifiers (SCRs), and Triacs

-	Capacitors and other electronic components such as connectors or passive electronic components

-	Power supply and delivery systems and components including AI rack power

-	Semiconductor packaging used for power semiconductor packaging

-	Electronic devices used in data centers to manage power especially the transition to 800V DC current.

-	Electronics and parts used in solid state transformers (SSTs)

-	Power modules and systems that integrate multiple power devices and semiconductors for high voltage and high power applications

Examples of such companies include, but are not limited to:

-	Companies designing power semiconductors

-	Companies manufacturing power semiconductors

-	Companies that design or manufacture power devices, modules and systems

-	Semiconductor equipment, packaging, and testing companies selling to power semiconductor manufacturers

-	Power semiconductor intellectual property (IP) companies

-	Electronic Design Automation (EDA) companies, which typically provide software, IP and services for designing and verifying complex chips including power semiconductors

-	Companies involved in the semiconductor supply chain that service Power Semiconductor Companies

The Adviser will make the above determination using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund will invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund will concentrate and invest more than 25% of its total assets in the following industry or group of industries: Information Technology.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are Power Semiconductor Companies.
Tema Semiconductor Supply Chain ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are “Semiconductor Supply Chain” Companies.

The Adviser defines a company as a “Semiconductor Supply Chain Company” if: (i) at least 50% of its annual revenue is derived from one or more activities in the semiconductor supply chain, excluding companies whose primary business is semiconductor design; (ii) its primary business is related to one or more semiconductor supply chain activities, excluding semiconductor design, but it does not currently generate revenues; and/or (iii) less than 50% of its annual revenue is derived from one or more semiconductor supply chain activities, excluding semiconductor design, but the company has publicly disclosed that such activities are a strategic focus of its business.

For purposes of the Fund’s 80% investment policy, semiconductor supply chain activities include, but are not limited to:

-	Wafer fabrication and semiconductor manufacturing. Companies that manufacture semiconductors or integrated circuits, including semiconductor foundries, integrated device manufacturers (“IDMs”) that fabricate semiconductors, and companies providing manufacturing services for logic, analog, power, radio frequency, memory, or other semiconductor devices.

-	Assembly, testing and packaging. Companies that provide outsourced semiconductor assembly and test (“OSAT”) services, advanced packaging, wafer-level packaging, chiplet integration, testing, inspection, metrology, burn-in, reliability testing, probing, and other back-end manufacturing services. This also includes printed circuit board (PCB) and substrate companies.

-	Semiconductor equipment. Companies that develop, manufacture, distribute or service equipment used in semiconductor fabrication, assembly, packaging, or testing, including lithography, deposition, etch, ion implantation, cleaning, inspection, metrology, process control, wafer handling, test, and related equipment.

-	Semiconductor materials. Companies that develop, produce, distribute or supply materials, chemicals, gases, substrates, wafers, photomasks, photoresists, slurries, specialty chemicals, ceramics, consumables, and other materials used in semiconductor manufacturing, assembly, packaging, or testing.

-	Electronic design automation and semiconductor intellectual property. Companies that provide electronic design automation (“EDA”) software, semiconductor intellectual property (“IP”), verification tools, simulation tools, design enablement platforms, or related software and services used to enable semiconductor development, provided that such companies are not primarily engaged in designing and commercializing their own semiconductor products.

-	Device manufacturing and related supply chain services. Companies that manufacture, assemble, test, or integrate electronic devices, modules, components, printed circuit boards, systems, or subsystems that are dependent on semiconductor content, including original equipment manufacturers (“OEMs”), original design manufacturers (“ODMs”), electronics manufacturing services providers, and other contract manufacturers, when the Adviser determines that such companies are materially exposed to the semiconductor supply chain.

The Fund generally will not invest in companies whose primary business is semiconductor design, including fabless semiconductor companies, unless the Adviser determines that the company’s principal business is better characterized as a semiconductor supply chain activity described above. The Fund may invest in IDMs to the extent the Adviser determines that the company’s fabrication, manufacturing, packaging, testing, materials, equipment, or other supply chain activities are material to its business.

The Adviser will make the above determination using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund will invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund will concentrate and invest more than 25% of its total assets in the following industry or group of industries: Information Technology.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may engage in securities lending.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are “Semiconductor Supply Chain” Companies.
Tema Semiconductor Packaging ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are Semiconductor Packaging Companies.

For purposes of the Fund’s 80% investment policy, “Semiconductor Packaging Companies” are companies that the Adviser determines are meaningfully involved in the semiconductor packaging ecosystem, including advanced packaging, traditional packaging, outsourced semiconductor assembly and test, package substrates, interconnect technologies, semiconductor test, packaging equipment, packaging materials, and related manufacturing services.

The Adviser defines a company as a Semiconductor Packaging Company if:

(i)	at least 50% of the company’s revenue is derived from semiconductor packaging, assembly, test, package substrates, packaging equipment, packaging materials, or related semiconductor back-end manufacturing activities;

(ii)	the company’s primary business is semiconductor packaging, assembly, test, package substrates, packaging equipment, packaging materials, or related semiconductor back-end manufacturing activities, even if the company does not separately disclose revenue from each such activity;

(iii)	the company has publicly disclosed that semiconductor packaging, advanced packaging, chiplet integration, heterogeneous integration, high-bandwidth memory integration, wafer-level packaging, 2.5D packaging, 3D packaging, fan-out packaging, system-in-package, or related packaging technologies are a significant strategic focus of its business; or

(iv)	the Adviser determines, based on publicly available information and its own research, that the company is likely to derive material economic benefit from growth in semiconductor packaging demand.

Semiconductor Packaging Companies may include companies operating in one or more of the following categories:

●	Outsourced semiconductor assembly and test companies. Companies that provide outsourced semiconductor assembly and test services, commonly referred to as OSAT services, including package assembly, final test, wafer probe, burn-in, reliability testing, module assembly, and related back-end semiconductor manufacturing services. These companies may serve customers across logic, memory, analog, power, radio frequency, automotive, industrial, consumer, communications, artificial intelligence, and high-performance computing markets.

●	Advanced packaging companies. Companies that provide or enable advanced semiconductor packaging technologies, including 2.5D packaging, 3D packaging, fan-out wafer-level packaging, fan-in wafer-level packaging, flip-chip packaging, system-in-package, multi-chip modules, chiplet integration, heterogeneous integration, high-bandwidth memory integration, silicon interposers, redistribution layers, hybrid bonding, through-silicon vias, and other packaging technologies designed to improve performance, bandwidth, power efficiency, density, or system integration.

●	Traditional and specialty packaging companies. Companies that provide conventional, legacy, or specialty semiconductor packaging technologies, including wire-bond packages, leadframe packages, laminate packages, ball grid array packages, quad flat packages, power packages, sensor packages, automotive packages, radio-frequency packages, optoelectronic packages, and other semiconductor packages used across mature and emerging semiconductor end markets.

●	Semiconductor test companies. Companies that provide test services, test equipment, probe cards, handlers, burn-in systems, inspection systems, reliability testing, and related products or services used to evaluate semiconductor wafers, dies, packages, modules, or systems before or after packaging.

●	Package substrate and interconnect companies. Companies that manufacture or supply package substrates, advanced substrates, interposers, leadframes, printed circuit boards, redistribution layers, build-up films, copper foils, connectors, bonding materials, and other interconnect technologies used in semiconductor packaging.

●	Semiconductor packaging equipment companies. Companies that develop, manufacture, distribute, or service equipment used in semiconductor assembly and packaging, including die attach, wafer bumping, bonding, molding, singulation, plating, lithography for advanced packaging, inspection, metrology, test handling, thermal compression bonding, hybrid bonding, and other back-end semiconductor manufacturing equipment.

●	Semiconductor packaging materials companies. Companies that develop, produce, or supply materials used in semiconductor packaging, including encapsulants, underfills, solder materials, bonding wire, adhesives, molding compounds, thermal interface materials, dielectric materials, photoresists, specialty chemicals, ceramics, substrates, films, and other consumables used in semiconductor assembly, packaging, or test.

●	Integrated device manufacturers, foundries, and memory companies with material packaging operations. Companies that design or manufacture semiconductors and also conduct material internal or customer-facing packaging, advanced packaging, test, chiplet integration, high-bandwidth memory integration, or related back-end manufacturing activities. Such companies may be included where the Adviser determines that their packaging-related activities are material to their business or strategic positioning.

The Fund may invest in companies involved in both front-end and back-end semiconductor manufacturing; however, the Fund generally will not treat a company as a Semiconductor Packaging Company solely because it designs semiconductors, manufactures wafers, or sells semiconductor devices. The Adviser must determine that the company has meaningful exposure to semiconductor packaging, assembly, test, substrates, materials, equipment, or related back-end manufacturing activities.

The Adviser will make the above determination using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund will invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The Fund will concentrate and invest more than 25% of its total assets in the following industry or group of industries: Information Technology.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are Semiconductor Packaging Companies.
Tema AI Token Economy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign equity securities of publicly listed companies that the Adviser determines are “AI Token Economy Companies.”

For purposes of the Fund’s 80% investment policy, the term “AI Token Economy” refers to the economic ecosystem created by the generation, processing, transmission, storage, orchestration, security, and monetization of digital tokens used by artificial intelligence (“AI”) models and AI-enabled software applications. In this context, “tokens” are discrete units of digital information used by AI systems to represent, process, generate, or exchange text, images, audio, video, code, structured data, and other digital content. The term “AI Token Economy” does not refer to cryptocurrencies, blockchain tokens, digital assets, or crypto-asset networks.

For purposes of the Fund’s 80% investment policy, the Adviser defines a company as a “AI Token Economy Company” to be a company that derives, or is expected to derive, a meaningful portion of its current or future business from one or more activities that enable, expand, or monetize the creation, processing, transmission, storage, or use of AI tokens. Because many companies do not currently report revenue attributable specifically to AI tokens, the Adviser may determine that a company is a AI Token Economy Company based on a combination of quantitative and qualitative factors, including company disclosures, revenue exposure, capital spending exposure, product positioning, customer base, strategic focus, research and development activity, and the Adviser’s assessment of the company’s role in the AI token value chain.

A company will be eligible for inclusion in the Fund’s 80% basket if the Adviser determines that the company satisfies one or more of the following criteria:

(i)	at least 50% of the company’s revenue is derived from products or services that directly support AI computing, AI infrastructure, AI software, AI data infrastructure, AI model deployment, AI inference, AI training, or AI-enabled applications;

(ii)	the company is a leading provider of products or services that the Adviser determines are essential to the creation, processing, transmission, storage, orchestration, security, or monetization of AI tokens, even if the company does not separately disclose token-related revenue;

(iii)	the company has publicly disclosed that AI infrastructure, AI software, AI data infrastructure, AI model deployment, AI inference, AI training, or AI-enabled applications are a significant strategic focus of its business; or

(iv)	the Adviser determines, based on publicly available information and its own research, that the company is likely to experience material economic benefit from growth in the volume, value, or commercial use of AI tokens.

AI Token Economy Companies may include companies operating in one or more of the following categories:

●	AI compute and accelerator companies. Companies that design, manufacture, distribute, or enable processors, graphics processing units, application-specific integrated circuits, neural processing units, AI accelerators, memory, interconnects, networking components, servers, or other hardware used to train, run, or scale AI models.

●	Cloud, data center, and AI infrastructure companies. Companies that own, operate, develop, lease, or provide cloud computing platforms, data centers, high-performance computing infrastructure, AI infrastructure-as-a-service, model hosting platforms, or related infrastructure used to generate or process AI tokens.

●	AI model and foundation model companies. Companies that develop, train, deploy, license, or operate large language models, multimodal models, small language models, agentic AI systems, or other AI models that generate or consume tokens as part of their core functionality.

●	AI application and software companies. Companies that develop or provide software applications, enterprise tools, developer platforms, productivity software, coding tools, customer service tools, creative tools, workflow automation tools, cybersecurity tools, analytics tools, or vertical software products that incorporate AI models and generate, consume, or monetize AI tokens.

●	AI data and orchestration companies. Companies that provide data infrastructure, vector databases, data pipelines, model orchestration, retrieval-augmented generation tools, observability, monitoring, evaluation, inference optimization, application programming interfaces, or middleware that enables AI token generation, routing, storage, retrieval, or monetization.

●	AI power, cooling, and physical infrastructure companies. Companies that provide power generation, power management, electrical equipment, thermal management, cooling systems, liquid cooling, energy storage, backup power, or other physical infrastructure that supports AI data centers and token-intensive computing workloads.

●	AI security, trust, and compliance companies. Companies that provide cybersecurity, identity, authentication, model security, data protection, content provenance, compliance, governance, or risk management tools for AI systems and AI-generated content.

●	AI monetization and distribution companies. Companies that operate platforms, marketplaces, advertising systems, subscription services, usage-based software products, or enterprise software products that monetize AI-generated outputs or AI-enabled workflows through token-based usage, consumption-based pricing, subscriptions, licensing, or other commercial models.

●	Companies that trade AI tokens.

The Adviser does not intend for the Fund to provide direct exposure to cryptocurrencies, crypto tokens, blockchain protocols, or digital asset mining companies. The Fund will not invest directly in cryptocurrencies or other digital assets. A company will not be treated as an AI Token Economy Company solely because it is engaged in cryptocurrency trading, crypto mining, blockchain validation, digital asset custody, token issuance, or other crypto-asset activities.

The Adviser will make the above determination using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund will invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund will concentrate and invest more than 25% of its total assets in the following industry or group of industries: Information Technology.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign equity securities of publicly listed companies that the Adviser determines are “AI Token Economy Companies.”
Tema Neocloud ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are Neocloud Companies.

“Neocloud” refers to the emerging cloud computing ecosystem designed to provide high-performance, graphics processing unit (“GPU”), accelerated computing capacity and related infrastructure for artificial intelligence (“AI”), machine learning, generative AI, inference, model training, high-performance computing (“HPC”), and other compute-intensive workloads. Neocloud Companies may include companies that own, operate, develop, finance, supply, or enable GPU-dense cloud computing platforms, AI data centers, high-density colocation facilities, AI infrastructure services, and related power, cooling, networking, software, and physical infrastructure.

For purposes of the Fund’s 80% investment policy, the Adviser defines a company as a “Neocloud Company” if the the company satisfies one or more of the following criteria:

(i)	at least 50% of the company’s revenue is derived from Neocloud Activities;

(ii)	at least 50% of the company’s contracted backlog, contracted revenue, committed capacity, or committed capital expenditure program is attributable to Neocloud Activities;

(iii)	the company’s primary business is related to Neocloud Activities, even if it has limited current revenue;

(iv)	the company has publicly disclosed that Neocloud Activities are a significant strategic focus of its business; or

(v)	the Adviser determines, based on publicly available information and its own research, that the company is likely to derive a material portion of its future revenue, earnings, assets, backlog, capital expenditures, or enterprise value from Neocloud Activities.

For purposes of the Fund’s investment strategy, “Neocloud Activities” include, but are not limited to:

●	GPU-as-a-Service and AI cloud platforms. Companies that provide access to GPU-accelerated compute capacity, AI cloud services, bare-metal GPU clusters, AI model training infrastructure, AI inference infrastructure, machine learning platforms, or HPC cloud services.

●	High-density AI and HPC data centers. Companies that own, operate, lease, develop, or retrofit data centers, colocation facilities, or digital infrastructure designed for high-density GPU, AI, machine learning, generative AI, inference, model training, or HPC workloads.

●	AI infrastructure software and orchestration. Companies that provide software, platforms, APIs, orchestration tools, workload management systems, virtualization, containerization, monitoring, observability, data pipelines, or developer tools used to train, deploy, manage, optimize, or scale AI models and GPU-based workloads.

●	Data center development, construction, and operations. Companies that provide site development, engineering, construction, operation, maintenance, modular data center systems, data center leasing, or related services for AI- and HPC-focused data centers.

●	Power and electrical infrastructure. Companies that provide power generation, power distribution, grid interconnection, switchgear, transformers, uninterruptible power supply systems, backup power, energy storage, microgrids, fuel cells, nuclear power, natural gas power, renewable power, or related electrical infrastructure used to support AI and HPC data centers.

●	Cooling and thermal management. Companies that provide cooling, liquid cooling, immersion cooling, direct-to-chip cooling, heat rejection, thermal management systems, HVAC systems, chillers, heat exchangers, pumps, or other technologies designed for GPU-dense computing environments.

●	High-speed networking and interconnect infrastructure. Companies that provide high-speed networking equipment, optical interconnects, switches, routers, network interface cards, cables, transceivers, connectivity services, and related infrastructure used to connect AI clusters, data centers, and cloud computing workloads.

●	GPU servers, systems, and related hardware. Companies that manufacture, assemble, distribute, or integrate GPU servers, accelerated computing systems, AI servers, rack-scale systems, storage systems, memory systems, and other hardware used in Neocloud environments.

●	Digital infrastructure transition companies. Companies that historically operated in cryptocurrency mining, blockchain infrastructure, or other digital infrastructure markets but have publicly disclosed, implemented, or contracted a strategic transition toward AI, HPC, GPU cloud, or AI data center operations.

●	Other related AI infrastructure and GPU computing technologies. Companies that the Adviser determines are materially exposed to the development, commercialization, operation, or enablement of GPU-accelerated cloud computing, AI infrastructure, or HPC infrastructure.

The Adviser will make the above determination using internal research and analysis based on company disclosure (such as annual reports, regulatory filings, investor presentations, capital markets materials, and earnings transcripts) as well as other publicly available information, including industry publications, scientific literature, sell-side research, and proprietary data sources.

The Fund’s portfolio generally is expected to consist of more than 15 companies but not more than 100 companies. The number of portfolio companies may change depending on the number of companies available for investment that meet the Fund’s criteria.

The Fund will invest in micro-, small-, medium- and large capitalization companies. The Fund generally will invest in companies that have a market capitalization of at least $100 million and there is no upper limit on the market capitalization of a portfolio company. The Fund generally invests in companies that have at least a three-month average daily traded value of at least $500,000.

A significant portion of the Fund’s assets are expected to be invested in the United States, Europe, South Korea, Japan and China.

The Fund may invest, up to 15% of its net assets, in privately placed or restricted securities (including Rule 144A securities, which are privately placed securities purchased by qualified institutional buyers), illiquid securities and securities in which no secondary market is readily available, including those of private companies. Issuers of these securities may not have a class of securities registered, and may not be subject to periodic reporting.

The basic investment philosophy of the Adviser is to seek to invest in companies within the aforementioned thematic universe that are attractively valued when compared to their fundamentals and growth opportunities. The Adviser’s security selection process for identifying companies within the aforementioned theme uses both “top down” idea generation (sector, theme, company research) and “bottom up” security selection (valuation, fundamental, quantitative, qualitative measures) approaches.

In practice “top down” idea generation means fundamental sector research, quantitative tools (for example screening based on metrics such as five-year historic revenue growth, margins, or returns on invested capital) and the Adviser’s own expertise, are used to narrow down the specific thematic research universe.

Once this is defined “bottom up” security analysis involves the Adviser comparing valuation multiples (such as free cash flow yield, price to book ratio and price to earnings ratio or enterprise value to total invested capital, among others) to fundamental metrics (such as organic revenue growth, margins, returns on invested capital and equity, among others). Investments are deemed attractively valued when compared to fundamentals if the valuation multiples are below and fundamentals are above either (1) peers (2) the companies own historic averages (3) or prospective forecasts (as determined by the Adviser). Buttressing this is a detailed fundamental research profile of each company assessing business model, competitive edge, management incentives and track record, and balance sheet.

The Fund will not engage in currency hedging and is expected to own foreign currency for short periods of time for the purposes of buying and selling non-US listed securities and collecting dividends and/or coupon payments from those securities.

The Fund relies on the professional judgment of its Adviser to make decisions about the Fund’s portfolio investments.

The Fund will concentrate and invest more than 25% of its total assets in the following industry or group of industries: Information Technology.

The Adviser is responsible for the Fund’s investment operations and its business affairs and manages the investment of the Fund’s assets. Tidal Investments LLC (the “Sub-Adviser”) serves as the trading Sub-Adviser to the Fund and is responsible for trading portfolio securities and other investment instruments on behalf of the Fund.

The Fund may invest in foreign securities listed on foreign exchanges as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as a “non-diversified” investment company under the 1940 Act which means that it may invest a high percentage of its assets in a limited number of issuers.

The Fund may lend portfolio securities to certain borrowers, provided that the borrowers post collateral at least equal to the current market value of the securities loaned. The Fund receives the value of any interest earned on the collateral as well as the cash or non-cash distributions paid on the loaned securities.

Strategy Portfolio Concentration [Text]	The Fund is an actively managed exchange-traded fund (“ETF”) that under normal circumstances seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in domestic and foreign, common and preferred stocks of publicly listed companies that the Adviser determines are Neocloud Companies.